RESEARCH EXPENDITURES	12 Months Ended
Dec. 31, 2011
RESEARCH EXPENDITURES
RESEARCH EXPENDITURES

13. RESEARCH EXPENDITURES

Research expenditures that related to the development of new products and processes, including significant improvements and refinements to existing products are expensed as incurred. Such costs were $96 million in 2011, $88 million in 2010 and $86 million in 2009.